Acquisitions - Schedule of Business Acquisition Pro Forma Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 16,895,000	$ 25,391,000
Cost of revenues	(12,692,000)	(16,809,000)
Operating expenses	(8,420,000)	(11,240,000)
Other incomes (expenses)	118,000	(1,036,000)
Income tax expense
Net loss	$ (4,099,000)	$ (3,694,000)
Net loss per common share	$ (0.41)	$ (0.86)
Weighted average outstanding common shares - basic and diluted	10,032,245	4,299,315
Record amortization expense of intangible assets acquired	$ 50,000	$ 385,000